STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION OUTSTANDING

As of December 31, 2021 and 2020, the options outstanding under each plan were as follows:

	December 31,
	2021	2020
Legacy Plans	-	27,154
2016 Plan	-	201,706
2019 Directors Plan	-	7,573
2021 Omnibus Plan	222,191	-
Total options outstanding	222,191	236,433

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity during the year ended December 31, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	236,433	$45.60	6.80	$1,817,383
Granted	-	-		-
Exercised	(12,242)	18.20		472,453
Expired / Forfeited	-	-		-
Outstanding at December 31, 2021	222,191	48.00	6.00	10,207,306
Exercisable at December 31, 2021	216,899	47.60	5.90	10,055,725
Vested and expected to vest	222,191	48.00	6.00	10,207,306

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

Nine Months Ended
September 30, 2022
Stock price	$8.60 - 34.00
Exercise price	$8.5-125.60
Expected stock price volatility	76.61 - 95.87%
Expected term (years)	5.19-10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0%

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

December 31, 2020
Stock price	$51.60
Exercise price	$67.00
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	.27 – 1.52%
Expected dividend yield	0%

SCHEDULE OF COMMON STOCK FUTURE ISSUANCE

The following shares of common stock are reserved for future issuance:

September 30, 2022
Awards outstanding under the 2021 Omnibus Incentive Plan	343,241
Awards available for future grant under 2021 Omnibus Incentive Plan	44,095
2022 Notes outstanding	754,149
Warrants outstanding	1,521,331
Total shares of common stock reserved for future issuance	2,662,816

The following shares of common stock are reserved for future issuance:

December 31, 2021
Stock options outstanding	222,191
Stock options available for future grant under 2021 Omnibus Incentive Plan	50,000
Warrants outstanding	1,054,543
Total shares of common stock reserved for future issuance	1,326,734

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2022:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2021	222,191	$48.00	6.00	$10,207,306
Granted	114,550	77.30	7.63	-
Exercised	-	-	-	-
Expired / Forfeited	(10,000)	21.40	-	-
Outstanding at September 30, 2022	326,741	59.13	6.57	-
Exercisable at September 30, 2022	284,014	62.03	6.15	-
Vested and expected to vest	326,741	59.13	6.57	-

SCHEDULE OF RESTRICTED STOCK UNITS

The following table summarizes the Company’s restricted stock units activity during the nine months ended September 30, 2022:

	Restricted Stock Units	Weight average fair value
Outstanding at December 31, 2021	-	$-
Granted	61,367	23.02
Released	(34,867)	26.25
Cancelled	(10,000)	-
Outstanding at September 30, 2022	16,500	10.63